Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Funded status by geographical region
The funded status by geographical region of all the Company’s retirement plans at December 31, 2013 and 2012 is as follows:

Funded Status (U.S. dollars in thousands)	2013	2012
U.S.	$(6,181)	$(17,210)
U.K.	(7,654)	(8,032)
Other European	(20,983)	(18,528)
Funded status – end of year	$(34,818)	$(43,770)

Change in projected benefit obligation

Change in projected benefit obligation (U.S. dollars in thousands)	2013	2012
Projected benefit obligation – beginning of year	$83,083	$72,267
Service cost (1)	1,491	1,291
Interest cost	3,599	3,557
Actuarial (gain) / loss	(5,091)	7,922
Benefits and expenses paid	(2,307)	(2,069)
Foreign currency (gains) / losses	1,201	1,086
Settlements	—	(971)
Projected benefit obligation – end of year	$81,976	$83,083
(1) Service costs include cost of living adjustments on curtailed plans.

Change in plan assets

Change in plan assets (U.S. dollars in thousands)	2013	2012
Fair value of plan assets – beginning of year	$39,313	$34,956
Actual return on plan assets	6,113	3,101
Employer contributions	2,919	2,133
Benefits and expenses paid	(1,462)	(1,258)
Foreign currency gains / (losses)	275	381
Fair value of plan assets – end of year	$47,158	$39,313
Funded status – end of year	$(34,818)	$(43,770)
Accrued pension liability	$34,818	$43,770

Components of net benefit cost
The components of the net benefit cost for the years ended December 31, 2013, 2012 and 2011 are as follows:

Components of net benefit cost (U.S. dollars in thousands)	2013	2012	2011
Service cost	$1,491	$1,291	$919
Interest cost	3,589	3,557	3,337
Expected return on plan assets	(3,096)	(3,028)	(1,558)
Amortization of net actuarial loss	1,440	915	373
Transfer from AOCI	—	3,363	—
Net benefit cost	$3,424	$6,098	$3,071

Weighted average assumptions used
The table below includes disclosure of these rates on a weighted-average basis, for the years ended December 31 as indicated:

	2013			2012
	U.S. Plans	U.K. Plans	Other European Plans	U.S. Plans	U.K. Plans	Other European Plans
Net Benefit Cost – Weighted-average assumptions
Discount rate	4.00%	4.50%	4.20%	4.40%	4.65%	5.20%
Expected long-term rate of return on plan assets	8.00%	5.70%	N/A	8.00%	5.70%	N/A
Rate of compensation increase	N/A	4.90%	2.50%	N/A	5.00%	3.00%
Benefit Obligation – Weighted-average assumptions
Discount rate	4.95%	4.50%	3.50%	4.00%	4.65%	4.20%
Rate of compensation increase	N/A	4.90%	2.50%	N/A	5.00%	3.00%

Allocation of plan assets - UK pension
The assets in the scheme and the expected rates of return were as follows:

(U.S. dollars in thousands, except percentages)	Expected Return on Assets for 2013	Weighted Value at December 31, 2013	Expected Return on Assets for 2012	Weighted Value at December 31, 2012
Equities	6.8%	$7,048	6.8%	$6,149
Gilts	3.0%	1,775	3.0%	1,700
Corporate Bonds	4.5%	1,758	4.7%	1,566
Other (cash)	3.4%	133	3.5%	68
Total market fair value of assets		$10,714		$9,483

Estimated future benefit payments
The estimated future benefit payments with respect to the U.S. defined benefit pension plans, are as follows:

(U.S. dollars in thousands)	Retirement Plan	Benefits Equalization Plan	Total
2014	$825	$429	$1,254
2015	$870	$425	$1,295
2016	$945	$425	$1,370
2017	$1,008	$421	$1,429
2018	$1,078	$424	$1,502
2019-2023	$8,519	$2,828	$11,347